Discontinued Operations (Details) - Schedule of Assets and Liabilities of the Discontinued Operations - Discontinued Operations [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 319	$ 44	¥ 1,854
Prepayment	1,334	184	2,692
Accounts receivable, net	3,318	458	2,235
Amounts due from related parties, net	684	94	2,194
Inventories, net	178	25	210
Other current assets, net	3,944	543	3,448
Total current assets held for sale	9,777	1,348	12,633
Property and equipment, net	15,746	2,171	17,182
Land use rights, net	1,097	151	1,111
Intangible assets, net	271	37	185
Right of use assets	2,088	288	7,213
Long-term investments, net	991	138	1,079
Total noncurrent assets held for sale	20,193	2,785	26,770
TOTAL ASSETS HELD FOR SALE	29,970	4,133	39,403
Current liabilities:
Short-term debts	5,000	690	5,000
Accounts payable	2,012	277	2,108
Advance from customers	7,800	1,076	4,956
Amounts due to related parties	1,079	149	2,280
Lease liability-current	1,042	144	784
Accrued expenses and other current liabilities	16,488	2,273	18,386
Total current liabilities held for sale	33,421	4,609	33,514
Lease liability-non-current	1,368	189	6,515
Other long-term liabilities	1,066	147	1,080
Total noncurrent liabilities held for sale	2,434	336	7,595
TOTAL LIABILITIES HELD FOR SALE	¥ 35,855	$ 4,945	¥ 41,109